NET FEE AND COMMISSION INCOME (Details) - Increase (decrease) due to application of IFRS 15 [member] £ in Millions	Dec. 31, 2018 GBP (£)
NET FEE AND COMMISSION INCOME (Details) [Line Items]
Receivables from contracts with customers	£ 98
Transaction price allocated to remaining performance obligations	285
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) [Line Items]
Receivables from contracts with customers	£ 140